AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Principal Amount	Value
Municipal Bonds - 89.3%
California - 4.8%
California Municipal Finance Authority,
5.000%, 05/15/43	$485,000	$483,771
5.000%, 05/15/48	745,000	728,017

California Municipal Finance Authority, Series A 4.000%, 02/01/51	240,000	194,431
Riverside County Transportation Commission, Series B1 4.000%, 06/01/46	405,000	352,982
Riverside County Transportation Commission, Series C 4.000%, 06/01/47	555,000	470,159
San Diego County Regional Airport Authority, Series B 4.000%, 07/01/51	325,000	268,639

Total California		2,497,999
Colorado - 3.9%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	855,000	831,400
Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	1,050,000	1,187,775

Total Colorado		2,019,175
Connecticut - 2.2%
Connecticut State Health & Educational Facilities Authority,
4.000%, 07/01/39	485,000	428,223
4.000%, 07/01/40	555,000	484,359
4.000%, 07/01/42	285,000	242,705

Total Connecticut		1,155,287
Florida - 9.4%
Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	975,000	940,997
City of Tampa, Series B 5.000%, 07/01/50	395,000	363,464
County of Miami-Dade Seaport Department, Series 1, (AGM) 4.000%, 10/01/45	770,000	652,750
County of Miami-Dade Seaport Department, Series A 5.250%, 10/01/52	240,000	238,339
Escambia County Health Facilities Authority 4.000%, 08/15/50	985,000	765,998
Florida Development Finance Corp.,
4.000%, 02/01/52	485,000	323,861
5.000%, 02/01/52	325,000	267,384

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	815,000	665,005
	Principal Amount	Value

Miami Beach Health Facilities Authority 4.000%, 11/15/46	$815,000	$674,837

Total Florida		4,892,635
Illinois - 8.2%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	1,100,000	1,090,328
Metropolitan Pier & Exposition Authority,
4.000%, 12/15/42	325,000	280,693
4.000%, 06/15/52	485,000	388,461
5.000%, 06/15/50	815,000	786,789

State of Illinois,
5.500%, 05/01/39	650,000	678,134
5.750%, 05/01/45	485,000	505,623

State of Illinois, Series A,
4.000%, 03/01/40	240,000	211,420
5.000%, 03/01/46	355,000	350,407

Total Illinois		4,291,855
Louisiana - 2.4%
Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	1,250,000	1,277,242
Massachusetts - 2.0%
Massachusetts Development Finance Agency,
4.000%, 07/01/51	860,000	651,016
5.250%, 07/01/52	405,000	395,171

Total Massachusetts		1,046,187
Minnesota - 0.8%
Duluth Economic Development Authority, Series A 5.000%, 02/15/48	410,000	392,728
Nebraska - 1.7%
Central Plains Energy Project #3, Series A 5.000%, 09/01/42	905,000	871,365
New Jersey - 9.7%
New Jersey Economic Development Authority 5.000%, 11/01/44	405,000	409,550
New Jersey Economic Development Authority, Series QQQ,
4.000%, 06/15/46	240,000	211,243
4.000%, 06/15/50	240,000	206,344

New Jersey Transportation Trust Fund Authority,
5.250%, 06/15/46	325,000	336,280
5.500%, 06/15/50	160,000	168,579

New Jersey Transportation Trust Fund Authority, Series AA,
4.000%, 06/15/45	325,000	288,113
4.000%, 06/15/50	325,000	282,461
5.000%, 06/15/45	160,000	162,393
5.000%, 06/15/50	240,000	242,123

New Jersey Transportation Trust Fund Authority, Series BB 5.000%, 06/15/44	285,000	286,621

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New Jersey - 9.7% (continued)

South Jersey Transportation Authority,
4.625%, 11/01/47	$570,000	$523,675
5.250%, 11/01/52	730,000	724,918

Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	405,000	393,215
5.250%, 06/01/46	530,000	532,788

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	310,000	288,141

Total New Jersey		5,056,444
New York - 10.8%
Metropolitan Transportation Authority, Series 1,
4.750%, 11/15/45	515,000	478,967
5.000%, 11/15/50	380,000	369,534
5.250%, 11/15/55	490,000	493,001

New York State Dormitory Authority 5.000%, 05/01/52	485,000	483,361
New York State Dormitory Authority, Series A,
4.000%, 07/01/47	325,000	260,883
4.000%, 07/01/52	340,000	265,081

New York State Thruway Authority, Series B 4.000%, 01/01/45	325,000	283,050
New York Transportation Development Corp.,
4.000%, 12/01/39	295,000	264,691
4.000%, 12/01/41	310,000	272,172
4.000%, 04/30/53	1,125,000	877,550
5.000%, 12/01/40	815,000	805,478
5.000%, 12/01/41	815,000	800,397

Total New York		5,654,165
Pennsylvania - 11.8%
Allegheny County Airport Authority, Series A 5.000%, 01/01/51	815,000	798,855
City of Philadelphia Water & Wastewater Revenue, (AGM) 5.500%, 09/01/53	1,250,000	1,323,800
Geisinger Authority 4.000%, 04/01/50	340,000	285,757
Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	770,000	738,109
Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	975,000	947,761
Pennsylvania Economic Development Financing Authority, (AGM) 5.000%, 12/31/57	200,000	192,644
Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	985,000	838,415
Philadelphia Authority for Industrial Development 5.250%, 11/01/52	1,010,000	1,012,287

Total Pennsylvania		6,137,628
	Principal Amount	Value
Rhode Island - 2.9%
Rhode Island Health and Educational Building Corp. 5.000%, 11/01/53	$1,000,000	$985,192
Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	530,000	525,294

Total Rhode Island		1,510,486
South Carolina - 2.0%
Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	1,600,000	1,042,915
Tennessee - 2.7%
City of Chattanooga Electric Revenue 2.000%, 09/01/40	1,400,000	881,898
Metropolitan Government Nashville & Davidson County Health & Educational Facilities 5.250%, 05/01/53	500,000	507,402

Total Tennessee		1,389,300
Texas - 9.5%
Central Texas Regional Mobility Authority, Series B,
4.000%, 01/01/51	325,000	270,346
5.000%, 01/01/45	320,000	321,740

City of Houston Airport System Revenue, Series A 4.000%, 07/01/48	240,000	199,775
Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 12/31/40	640,000	620,361
5.000%, 12/31/45	630,000	600,173
5.000%, 06/30/58	1,520,000	1,447,816
5.500%, 12/31/58	650,000	661,841

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	930,000	834,121

Total Texas		4,956,173
Virginia - 4.5%
Lynchburg Economic Development Authority 4.000%, 01/01/55	240,000	196,167
Virginia Small Business Financing Authority,
4.000%, 01/01/39	485,000	434,659
4.000%, 01/01/40	485,000	432,334
5.000%, 12/31/47	410,000	394,282
5.000%, 12/31/49	405,000	386,197
5.000%, 12/31/52	515,000	487,733

Total Virginia		2,331,372

Total Municipal Bonds (Cost $49,264,566)		46,522,956

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Short-Term Investments - 7.6%
Repurchase Agreements - 7.6%
Fixed Income Clearing Corp. Fixed Income Clearing Corp., dated 09/29/23 due 10/02/23, 5.150% total to be received $2,597,114 (collateralized by a U.S. Treasury, 3.250%, 05/15/42, totaling $2,647,958)	$2,596,000	$2,596,000
Fixed Income Clearing Corp. Fixed Income Clearing Corp., dated 09/29/23 due 10/02/23, 5.150% total to be received $1,376,591 (collateralized by a U.S. Treasury, 3.875%, 12/31/27, totaling $1,403,552)	1,376,000	1,376,000

Total Repurchase Agreements		3,972,000

Total Short-Term Investments (Cost $3,972,000)		3,972,000
Value

Total Investments - 96.9% (Cost $53,236,566)	$50,494,956
Other Assets, less Liabilities - 3.1%	1,608,182
Net Assets - 100.0%	$52,103,138

AGM	Assured Guaranty Municipal Corp.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$46,522,956	—	$46,522,956
Short-Term Investments
Repurchase Agreements	—	3,972,000	—	3,972,000
Total Investments in Securities	—	$50,494,956	—	$50,494,956

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.